[IL Annuity and Insurance Company Letterhead]

September 13, 2002

Dear Contract Holder,


As a Visionary Variable Annuity(TM) contract holder, we are providing you with the semi-annual fund reports from Visionary's(TM) fund managers. Please note that we have only furnished reports for the fund companies in which you are invested as of 06/30/2002. These reports will provide an update on each fund's performance as of June 30, 2002.

We hope you find this information helpful. Should you have any questions concerning your Visionary Variable Annuity(TM) from IL Annuity and Insurance Company, please don't hesitate to call our Service Center at: 888-232-6486.

As always, we appreciate and value your business.

Sincerely,

/s/ Patricia K. Barnard
-----------------------
Patricia K. Barnard
Director, Variable Operations


The following documents accompanied this letter to contract owners and are hereby incorporated by reference:

Document 1. The Annual Report of Alger American Fund dated June 30, 2002, that was filed with the Securities and Exchange Commission on August 22, 2002 (File No. 811-05550).

Document 2. The Annual Report of Fidelity Variable Insurance Products Fund and the Variable Insurance Products Fund II dated June 30, 2002, that were filed with the Securities and Exchange Commission on August 20, 2002 (File Nos. 811-03329 and 811-05511).

Document 3. The Annual Report of the OCC Accumulation Trust dated June 30, 2002, that was filed with the Securities and Exchange Commission on August 16, 2002 (File No. 811-08512).

Document 4. The Annual Report of T. Rowe Price International Stock Portfolio dated June 30, 2002, that was filed with the Securities and Exchange Commission on August 26, 2002 (File No. 811-07145).

Document 5. The Annual Report of T. Rowe Price Limited-Term Bond Portfolio dated June 30, 2002, that was filed with the Securities and Exchange Commission on August 26, 2002 (File No. 811-07153).

Document 6. The Annual Report of Van Eck Global Worldwide Hard Assets Fund dated June 30, 2002, that was filed with the Securities and Exchange Commission on August 16, 2002 (File No. 811-05083).

[IL Annuity and Insurance Company Letterhead]

September 13, 2002

Dear Contract Holder,


As a Visionary Choice Variable Annuity(TM) contract holder, we are providing you with the semi-annual fund reports from Visionary Choice's(TM) fund managers. Please note that we have only furnished reports for the fund companies in which you are invested as of 06/30/2002. These reports will provide an update on each fund's performance as of June 30, 2002.

We hope you find this information helpful. Should you have any questions concerning your Visionary Choice Variable Annuity(TM) from IL Annuity and Insurance Company, please don't hesitate to call our Service Center at:
888-232-6486.

As always, we appreciate and value your business.

Sincerely,

/s/ Patricia K. Barnard
-----------------------
Patricia K. Barnard
Director, Variable Operations


The following documents accompanied this letter to contract owners and are hereby incorporated by reference:

Document 1. The Annual Report of Alger American Fund dated June 30, 2002, that was filed with the Securities and Exchange Commission on August 22, 2002 (File No. 811-05550).

Document 2. The Annual Report of Fidelity Variable Insurance Products Fund and the Variable Insurance Products Fund II dated June 30, 2002, that were filed with the Securities and Exchange Commission on August 20, 2002 (File Nos. 811-03329 and 811-05511).

Document 3. The Annual Report of First Eagle SoGen Overseas Variable Fund dated June 30, 2002, that was filed with the Securities and Exchange Commission on August 19, 2002 (File No. 811-09092).

Document 4. The Annual Report of Neuberger Berman Advisers Management Trust Fund dated June 30, 2002, that was filed with the Securities and Exchange Commission on August 23, 2002 (File No. 811-04255).

Document 5. The Annual Report of the OCC Accumulation Trust dated June 30, 2002, that was filed with the Securities and Exchange Commission on August 16, 2002 (File No. 811-08512).

Document 6. The Annual Report of PIMCO Variable Insurance Trust dated June 30, 2002, that was filed with the Securities and Exchange Commission on September 5, 2002 (File No. 811-08399).

Document 7. The Annual Report of Royce Capital Fund dated June 30, 2002, that was filed with the Securities and Exchange Commission on August 29, 2002 (File No. 811-07537).

Document 8. The Annual Report of SAFECO Resource Series Trust Equity Portfolio and Growth Opportunities Portfolio dated June 30, 2002, that was filed with the Securities and Exchange Commission on August 27, 2002 (File No. 811-04717).

Document 9. The Annual Report of T. Rowe Price International Stock Portfolio dated June 30, 2002, that was filed with the Securities and Exchange Commission on August 26, 2002 (File No. 811-07145).

Document 10. The Annual Report of T. Rowe Price Limited-Term Bond Portfolio dated June 30, 2002, that was filed with the Securities and Exchange Commission on August 26, 2002 (File No. 811-07153).

Document 11. The Annual Report of Van Eck Global Worldwide Hard Assets Fund dated June 30, 2002, that was filed with the Securities and Exchange Commission on August 16, 2002 (File No. 811-05083).